BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Basis of consolidation (Details) - TRY (₺)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 29, 2024
Subsidiaries included in the scope of consolidation
Share capital	₺ 719,960,000	₺ 719,960,000
D-Odeme
Subsidiaries included in the scope of consolidation
Ownership interest in subsidiary	100.00%	100.00%	100.00%
D-Fast
Subsidiaries included in the scope of consolidation
Ownership interest in subsidiary	100.00%	100.00%	100.00%
Hepsi Finansal
Subsidiaries included in the scope of consolidation
Ownership interest in subsidiary	100.00%	100.00%	100.00%
Hepsi Finansman
Subsidiaries included in the scope of consolidation
Ownership interest in subsidiary	100.00%	100.00%	100.00%
Hepsiburada Global
Subsidiaries included in the scope of consolidation
Ownership interest in subsidiary	100.00%	100.00%
Hepsiburada Global A.S.
Subsidiaries included in the scope of consolidation
Ownership interest in subsidiary	100.00%
Share capital				₺ 5,050,000